UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

the arbitrage funds

(exact name of registrant as specified in charter)

104 Fifth Avenue, 9th Floor, New York, NY 10011

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

104 Fifth Avenue

9th Floor

New York, NY 10011

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-295-4485

Date of fiscal year end:      May 31

Date of reporting period:   November 30, 2025

Item 1. Reports to Stockholders.

(a)            Report pursuant to Rule 30e-1.

TABLE OF CONTENTS

Arbitrage Fund Class A - ARGAX

Arbitrage Fund Class C - ARBCX

Arbitrage Fund Class I - ARBNX

Arbitrage Fund Class R - ARBFX

Water Island Credit Opportunities Fund Class A - AGCAX

Water Island Credit Opportunities Fund Class I - ACFIX

Water Island Credit Opportunities Fund Class R - ARCFX

Water Island Event-Driven Fund Class A - AGEAX

Water Island Event-Driven Fund Class I - AEDNX

Water Island Event-Driven Fund Class R - AEDFX

Class A: ARGAX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$82	1.59%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$745,243,896
Number of Portfolio Holdings	137
Portfolio Turnover RateFootnote Reference**	120%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Financials	23.65%
Consumer, Non-cyclical	20.15%
Telecommunication Services	18.14%
Technology	13.97%
Industrials	12.46%
Funds	4.81%
Utilities	3.78%
Materials	2.43%
Consumer, Cyclical	0.61%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.81%
EMEA	14.19%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

ARGAX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2025

Class C: ARBCX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$120	2.34%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$745,243,896
Number of Portfolio Holdings	137
Portfolio Turnover RateFootnote Reference**	120%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Financials	23.65%
Consumer, Non-cyclical	20.15%
Telecommunication Services	18.14%
Technology	13.97%
Industrials	12.46%
Funds	4.81%
Utilities	3.78%
Materials	2.43%
Consumer, Cyclical	0.61%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.81%
EMEA	14.19%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class C:

ARBCX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2025

Class I: ARBNX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$69	1.34%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$745,243,896
Number of Portfolio Holdings	137
Portfolio Turnover RateFootnote Reference**	120%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Financials	23.65%
Consumer, Non-cyclical	20.15%
Telecommunication Services	18.14%
Technology	13.97%
Industrials	12.46%
Funds	4.81%
Utilities	3.78%
Materials	2.43%
Consumer, Cyclical	0.61%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.81%
EMEA	14.19%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

ARBNX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2025

Class R: ARBFX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Arbitrage Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$82	1.59%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$745,243,896
Number of Portfolio Holdings	137
Portfolio Turnover RateFootnote Reference**	120%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Financials	23.65%
Consumer, Non-cyclical	20.15%
Telecommunication Services	18.14%
Technology	13.97%
Industrials	12.46%
Funds	4.81%
Utilities	3.78%
Materials	2.43%
Consumer, Cyclical	0.61%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.81%
EMEA	14.19%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

ARBFX

Arbitrage Fund

Semi-Annual Shareholder Report

November 30, 2025

Class A: AGCAX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$65	1.29%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$159,517,749
Number of Portfolio Holdings	62
Portfolio Turnover RateFootnote Reference**	68%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Technology	22.97%
Telecommunication Services	22.27%
Industrials	20.54%
Consumer, Non-cyclical	17.47%
Utilities	6.11%
Consumer, Cyclical	5.87%
Financials	3.42%
Materials	1.35%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	30.72%
B	23.28%
Below B	6.84%
Not Rated	39.16%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

AGCAX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2025

Class I: ACFIX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$53	1.04%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$159,517,749
Number of Portfolio Holdings	62
Portfolio Turnover RateFootnote Reference**	68%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Technology	22.97%
Telecommunication Services	22.27%
Industrials	20.54%
Consumer, Non-cyclical	17.47%
Utilities	6.11%
Consumer, Cyclical	5.87%
Financials	3.42%
Materials	1.35%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	30.72%
B	23.28%
Below B	6.84%
Not Rated	39.16%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

ACFIX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2025

Class R: ARCFX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Water Island Credit Opportunities Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$65	1.29%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$159,517,749
Number of Portfolio Holdings	62
Portfolio Turnover RateFootnote Reference**	68%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Technology	22.97%
Telecommunication Services	22.27%
Industrials	20.54%
Consumer, Non-cyclical	17.47%
Utilities	6.11%
Consumer, Cyclical	5.87%
Financials	3.42%
Materials	1.35%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	0.00%
BB	30.72%
B	23.28%
Below B	6.84%
Not Rated	39.16%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

ARCFX

Water Island Credit Opportunities Fund

Semi-Annual Shareholder Report

November 30, 2025

Class A: AGEAX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$87	1.70%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$56,761,174
Number of Portfolio Holdings	150
Portfolio Turnover RateFootnote Reference**	133%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	25.52%
Consumer, Non-cyclical	22.62%
Technology	15.60%
Financials	15.31%
Industrials	11.27%
Utilities	4.51%
Consumer, Cyclical	4.05%
Materials	1.12%

Region Weighting (% of Total Investments)

Value	Value
Americas	88.16%
EMEA	11.84%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

AGEAX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2025

Class I: AEDNX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$74	1.45%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$56,761,174
Number of Portfolio Holdings	150
Portfolio Turnover RateFootnote Reference**	133%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	25.52%
Consumer, Non-cyclical	22.62%
Technology	15.60%
Financials	15.31%
Industrials	11.27%
Utilities	4.51%
Consumer, Cyclical	4.05%
Materials	1.12%

Region Weighting (% of Total Investments)

Value	Value
Americas	88.16%
EMEA	11.84%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

AEDNX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2025

Class R: AEDFX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Water Island Event-Driven Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$87	1.70%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$56,761,174
Number of Portfolio Holdings	150
Portfolio Turnover RateFootnote Reference**	133%
Footnote	Description
Footnote**	Not annualized.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	25.52%
Consumer, Non-cyclical	22.62%
Technology	15.60%
Financials	15.31%
Industrials	11.27%
Utilities	4.51%
Consumer, Cyclical	4.05%
Materials	1.12%

Region Weighting (% of Total Investments)

Value	Value
Americas	88.16%
EMEA	11.84%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

AEDFX

Water Island Event-Driven Fund

Semi-Annual Shareholder Report

November 30, 2025

(b)           Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Additional Information

November 30, 2025

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

Arbitrage Fund  Portfolio of Investments

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.06%
Apparel - 0.57%
Skechers USA, Inc., Class A(a)(b)	259,875	$4,259,351
Banks - 6.68%
Cadence Bank(c)	192,838	7,682,666
Comerica, Inc.(c)	288,941	23,225,077
Synovus Financial Corp.(c)(d)	391,300	18,860,660
		49,768,403
Beverages - 1.49%
JDE Peet's NV	302,682	11,102,133
Biotechnology - 3.22%
Akero Therapeutics, Inc.(a)(d)	197,023	10,710,170
Astria Therapeutics, Inc.(a)	310,148	3,923,372
Avidity Biosciences, Inc.(a)(c)(d)	130,738	9,373,915
		24,007,457
Chemicals - 0.79%
Axalta Coating Systems Ltd.(a)(d)	195,000	5,875,350
Computers & Computer Services - 5.52%
CyberArk Software Ltd.(a)(c)	69,334	31,795,879
Integral Ad Science Holding Corp.(a)	908,375	9,338,095
		41,133,974
Cosmetics/Personal Care - 1.32%
Kenvue, Inc.(c)(d)	567,511	9,846,316
Diversified Financial Services - 2.97%
Air Lease Corp.	229,850	14,694,310
Forge Global Holdings, Inc.(a)(c)	168,175	7,460,243
		22,154,553
Electric - 3.54%
TXNM Energy, Inc.	451,856	26,410,983
Food - 0.26%
TreeHouse Foods, Inc.(a)	80,813	1,930,623
Healthcare - Products - 5.00%
Exact Sciences Corp.(a)	147,160	14,905,837
Hologic, Inc.(a)(c)(d)	298,128	22,350,656
		37,256,493
Insurance - 3.80%
Aspen Insurance Holdings Ltd., Class A(a)(c)	504,099	18,676,868
Just Group PLC	3,383,000	9,611,279
		28,288,147
Investment Company Security - 0.23%
Core Scientific, Inc.(a)(d)	99,800	1,685,622
Machinery - Diversified - 3.78%
Chart Industries, Inc.(a)	137,957	28,136,330
Media - 8.01%
Endeavor Group Holdings, Inc., Class A(a)(b)	1,081,507	31,634,080
TEGNA, Inc.	1,055,173	20,596,977
WideOpenWest, Inc.(a)	1,448,000	7,500,640
		59,731,697

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.06% (Continued)
Mining - 1.49%
Teck Resources Ltd., Class B(c)(d)	259,100	$11,112,799
Miscellaneous Manufacturing - 1.00%
Hillenbrand, Inc.(d)	234,231	7,457,915
Packaging & Containers - 2.34%
Sealed Air Corp.	405,526	17,417,342
Pharmaceuticals - 6.61%
Avadel Pharmaceuticals PLC(a)	957,437	20,575,321
Cidara Therapeutics, Inc.(a)(d)	67,497	14,841,240
Merus NV(a)(d)	144,400	13,882,616
		49,299,177
Real Estate - 2.50%
Anywhere Real Estate, Inc.(a)(c)(d)	693,800	9,886,650
McGrath RentCorp(c)	84,898	8,751,286
		18,637,936
Real Estate Investment Trusts - 1.60%
Paramount Group, Inc.(a)	562,063	3,703,995
Plymouth Industrial REIT, Inc.	373,592	8,196,609
		11,900,604
Semiconductors - 1.02%
Qorvo, Inc.(a)(c)	88,462	7,598,001
Software - 6.36%
Aspen Technology, Inc.(a)(b)	53,275	—
CSG Systems International, Inc.(c)	130,552	10,283,581
Electronic Arts, Inc.(c)	128,758	26,012,979
Jamf Holding Corp.(a)	572,059	7,396,723
Pivotal Software, Inc.(a)(b)	319,502	—
SEMrush Holdings, Inc., Class A(a)	315,000	3,726,450
		47,419,733
Telecommunications - 0.00%(e)
GCI Liberty, Inc.(a)(b)	660,966	—
Transportation - 3.96%
Norfolk Southern Corp.	101,059	29,518,323
TOTAL COMMON STOCKS (Cost $540,300,814)		551,949,262
RIGHTS(a) - 0.93%
Blueprint Medicines Corp. CVR, Expires 6/30/2032(b)(f)	56,349	26,805
Bristol-Myers Squibb Co. CVR(b)(f)	857,631	536,020
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(b)(f)	1,669,338	801,115
Contra Abiomed, Inc. CVR, Expires 12/31/2030(b)(f)	163,650	261,840
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(b)(f)	1,150,652	101,142
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(b)(f)	313,065	873,639
Contra Resolute Forest Products, Inc. CVR(b)(f)	803,806	1,284,482
Flexion Therapy CVR, Expires 12/31/2030(b)(f)	1,411,000	802,436
Icosavax, Inc. CVR, Expires 02/19/2030(b)(f)	802,494	294,515
Metsera, Inc. CVR, Expires 12/31/31(b)(f)	164,636	809,713
Regulus Therapeutics, Inc. CVR, Expires 12/31/2034(b)(f)	500,000	604,000
Verve Therapeutics, Inc. CVR, Expires 7/25/2035(b)(f)	660,593	429,914
Walgreens Boots Alliance, Inc. CVR, Expires 10/29/2031(b)(f)	205,000	111,254
TOTAL RIGHTS (Cost $6,914,952)		6,936,875
MUTUAL FUNDS(g) - 4.51%
Water Island Event-Driven Fund, Class I	2,618,877	33,600,187
TOTAL MUTUAL FUNDS (Cost $23,386,568)		33,600,187

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 6.02%
Commercial Services - 0.33%
Boost Newco Borrower LLC(h)	01/15/2031	7.500%	$2,336,000	$2,480,715
Machinery - Diversified - 0.60%
Chart Industries, Inc.(h)	01/01/2030	7.500%	4,276,000	4,455,331
Telecommunications - 5.09%

CommScope LLC(h)	12/15/2031	9.500%	15,772,000	16,000,063
Frontier Communications Holdings LLC(h)	05/15/2030	8.750%	16,155,000	16,889,197

Lumen Technologies, Inc.(h)	10/15/2032	10.000%	5,000,000	5,036,750
				37,926,010
TOTAL CORPORATE BONDS (Cost $44,969,253)				44,862,056

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.14%
Call Options Purchased - 0.03%
Anywhere Real Estate, Inc.	03/2026	$16.00	$245,100	172	$16,340
Core Scientific, Inc.	01/2026	30.00	2,428,782	1,438	28,760
Kimberly-Clark Corp.
	01/2026	105.00	1,451,296	133	80,465
	01/2026	110.00	2,335,168	214	81,320
TOTAL CALL OPTIONS PURCHASED (Cost $295,206)					206,885
Put Options Purchased - 0.11%
Akero Therapeutics, Inc.
	01/2026	50.00	3,343,140	615	3,075
	02/2026	47.50	3,685,608	678	3,390
	02/2026	52.50	3,685,608	678	3,390
Anywhere Real Estate, Inc.
	12/2025	9.00	10,131,750	7,110	0
	03/2026	12.00	1,013,175	711	17,775
Avidity Biosciences, Inc.
	01/2026	60.00	4,925,790	687	17,175
	01/2026	65.00	4,452,570	621	15,525
Axalta Coating Systems Ltd.
	12/2025	25.00	210,910	70	350
	12/2025	26.00	5,664,440	1,880	9,400
Cidara Therapeutics, Inc.
	02/2026	135.00	857,532	39	195
	02/2026	140.00	835,544	38	950
	02/2026	145.00	791,568	36	180
	02/2026	150.00	879,520	40	0
	02/2026	155.00	1,649,100	75	0
	02/2026	160.00	1,297,292	59	1,180
Core Scientific, Inc.
	12/2025	16.00	92,895	55	6,490
	12/2025	17.00	1,592,727	943	145,222
Hillenbrand, Inc.
	01/2026	25.00	1,178,080	370	3,700
	01/2026	30.00	1,197,184	376	0
	04/2026	25.00	5,107,136	1,604	40,100
Hologic, Inc.	03/2026	72.50	3,741,003	499	12,475
Kenvue, Inc.
	01/2026	15.00	4,922,195	2,837	51,066
	01/2026	16.00	4,922,195	2,837	104,969
Merus NV	03/2026	65.00	13,882,616	1,444	0
Synovus Financial Corp.
	12/2025	45.00	17,380,920	3,606	205,542
	12/2025	50.00	1,499,020	311	65,310

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.14% (Continued)
Put Options Purchased - 0.11% (Continued)
Teck Resources Ltd.
01/2026	$35.00	$5,734,393	1,337	$40,110
01/2026	36.00	1,771,357	413	13,216
01/2026	38.00	3,607,049	841	54,665
TOTAL PUT OPTIONS PURCHASED (Cost $2,922,999)				815,450
TOTAL PURCHASED OPTIONS (Cost $3,218,205)				1,022,335

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 14.35%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.918	%(i)	53,457,525	$53,457,525
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.046	%(i)	53,457,525	53,457,525
				106,915,050
TOTAL SHORT-TERM INVESTMENTS (Cost $106,915,050)				106,915,050
Total Investments - 100.01% (Cost $725,704,842)				745,285,765
Liabilities in Excess of Other Assets - (0.01%)(j)				(41,869)
NET ASSETS - 100.00%				$745,243,896

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2025, the total fair market value of these securities was $42,830,306, representing 5.75% of net assets.

(c)  Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2025, the aggregate fair market value of those securities was $153,969,130, representing 20.66% of net assets.

(d)  Underlying security for a written/purchased call/put option.

(e)  Less than 0.005% of net assets.

(f)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,936,875 or 0.93% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Blueprint Medicines Corp. CVR, Expires 6/30/2032	07/21/2025	$25,921
Bristol-Myers Squibb Co. CVR	11/20/2020	1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2025	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra Resolute Forest Products, Inc. CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Icosavax, Inc. CVR, Expires 02/19/2030	02/21/2024	248,773
Metsera, Inc. CVR, Expires 12/31/31	11/14/2025	806,716
Regulus Therapeutics, Inc. CVR, Expires 12/31/2034	06/26/2025	580,000
Verve Therapeutics, Inc. CVR, Expires 7/25/2035	07/28/2025	416,174
Walgreens Boots Alliance, Inc. CVR, Expires 10/29/2031	08/29/2025	108,650
Total		$6,914,952

(g)  Affiliated investment.

(h)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, these securities had a total value of $44,862,056 or 6.02% of net assets.

(i)  Rate shown is the 7-day effective yield as of November 30, 2025.

(j)  Includes cash held as collateral for short sales.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (9.13%)
Banks - (4.40%)
Fifth Third Bancorp	(539,251)	$(23,435,849)
Huntington Bancshares, Inc.	(477,274)	(7,779,566)
Pinnacle Financial Partners, Inc.	(16,891)	(1,548,567)
		(32,763,982)
Biotechnology - (0.18%)
BioCryst Pharmaceuticals, Inc.	(182,987)	(1,313,847)
Food - (0.11%)
Kellanova	(10,000)	(836,400)
Household Products/Wares - (0.36%)
Kimberly-Clark Corp.	(24,629)	(2,687,516)
Internet - (3.89%)
Palo Alto Networks, Inc.	(152,571)	(29,008,324)
Semiconductors - (0.19%)
Skyworks Solutions, Inc.	(21,255)	(1,401,767)
TOTAL SECURITIES SOLD SHORT (Proceeds $65,471,984)		$(68,011,836)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Core Scientific, Inc.
	12/2025	$19.00	$(797,208)	(472)	$(35,400)
	01/2026	20.00	(888,414)	(526)	(63,646)
Pinnacle Financial Partners, Inc.	12/2025	90.00	(18,336)	(2)	(940)
Synovus Financial Corp.	12/2025	60.00	(18,860,660)	(3,913)	(78,260)
Teck Resources Ltd.
	01/2026	47.00	(3,967,325)	(925)	(101,750)
	01/2026	50.00	(3,607,049)	(841)	(42,050)

TOTAL WRITTEN CALL OPTIONS (Premiums received $752,716)	$(322,046)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./Upon Termination	Skyworks Solutions, Inc.	Received 1 Month- Federal Rate Minus 40bps (3.480%)	10/30/2026	$—	$—	$185,421	USD	4,419,670	$185,421
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./Upon Termination	Union Pacific Corp.	Received 1 Month- Federal Rate Minus 40bps (3.480%)	10/30/2026	$—	$—	$(529,530)	USD	22,689,037	$(529,530)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	3,580,500	USD	2,563,511	Morgan Stanley & Co.	12/15/2025	$1,092
USD	16,348,961	CAD	22,558,500	Morgan Stanley & Co.	12/15/2025	191,002
USD	23,325,645	EUR	19,782,200	Morgan Stanley & Co.	12/15/2025	361,803
GBP	8,450,700	USD	11,119,935	Morgan Stanley & Co.	12/15/2025	73,005
USD	21,559,273	GBP	15,893,300	Morgan Stanley & Co.	12/15/2025	508,620
						$1,135,522
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	20,639,800	USD	14,905,370	Morgan Stanley & Co.	12/15/2025	$(121,717)
USD	1,190,067	CAD	1,661,800	Morgan Stanley & Co.	12/15/2025	(229)
EUR	10,051,000	USD	11,785,055	Morgan Stanley & Co.	12/15/2025	(117,517)
						$(239,463)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	84.34%
Israel	4.27%
Netherlands	3.35%
Ireland	2.76%
Bermuda	2.51%
Canada	1.49%
United Kingdom	1.29%
Liabilities in Excess of Other Assets	(0.01)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

The following table summarizes the Arbitrage Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Apparel	$—	$—	$4,259,351	$4,259,351
Banks	49,768,403	—	—	49,768,403
Beverages	11,102,133	—	—	11,102,133
Biotechnology	24,007,457	—	—	24,007,457
Chemicals	5,875,350	—	—	5,875,350
Computers & Computer Services	41,133,974	—	—	41,133,974
Cosmetics/Personal Care	9,846,316	—	—	9,846,316
Diversified Financial Services	22,154,553	—	—	22,154,553

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Electric	$26,410,983	$—	$—	$26,410,983
Food	1,930,623	—	—	1,930,623
Healthcare - Products	37,256,493	—	—	37,256,493
Insurance	28,288,147	—	—	28,288,147
Investment Company Security	1,685,622	—	—	1,685,622
Machinery - Diversified	28,136,330	—	—	28,136,330
Media	28,097,617	—	31,634,080	59,731,697
Mining	11,112,799	—	—	11,112,799
Miscellaneous Manufacturing	7,457,915	—	—	7,457,915
Packaging & Containers	17,417,342	—	—	17,417,342
Pharmaceuticals	49,299,177	—	—	49,299,177
Real Estate	18,637,936	—	—	18,637,936
Real Estate Investment Trusts	11,900,604	—	—	11,900,604
Semiconductors	7,598,001	—	—	7,598,001
Software	47,419,733	—	0	47,419,733
Telecommunications	—	—	0	—
Transportation	29,518,323	—	—	29,518,323
Rights	—	—	6,936,875	6,936,875
Mutual Funds	33,600,187	—	—	33,600,187
Corporate Bonds**	—	44,862,056	—	44,862,056
Purchased Options	1,022,335	—	—	1,022,335
Short-Term Investments	106,915,050	—	—	106,915,050
TOTAL	$657,593,403	$44,862,056	$42,830,306	$745,285,765
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,135,522	$—	$1,135,522
Equity Swaps	185,421	—	—	185,421
Liabilities
Common Stocks**	(68,011,836)	—	—	(68,011,836)
Written Options	(322,046)	—	—	(322,046)
Forward Foreign Currency Exchange Contracts	—	(239,463)	—	(239,463)
Equity Swaps	(529,530)	—	—	(529,530)
TOTAL	$(68,677,991)	$896,059	$—	$(67,781,932)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2025:

Investments in Securities	Balance as of May 31, 2025	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2025
Common Stocks	$31,634,080	$—	$283,264	$—	$12,146,558	$16,122,645	$—	$35,893,431	$283,264
Rights	6,192,396	2,358,177	(153,209)	1,937,461	3,397,950	—	—	6,936,875	97,865
Total	$37,826,476	$2,358,177	$130,055	$1,937,461	$15,544,508	$16,122,645	$—	$42,830,306	$381,129

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2025:

Investments in Securities	Fair Value at November 30, 2025	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$35,893,431	Transaction Price	Final Determination on Dissent	$0-$29.25	$29.25, $27.72
Rights	6,936,875	Broker Quote	Discount Rate, Probability,	10%,10.65%-65%,	10%, 38.42%,
			Broker Quote	$0.63-$1.60	$0.94

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Event-Driven Fund  Portfolio of Investments

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.70%
Apparel - 1.13%
Skechers USA, Inc., Class A(a)(b)	39,204	$642,554
Banks - 3.85%
Cadence Bank(c)	15,307	609,831
Comerica, Inc.(c)	19,619	1,576,975
		2,186,806
Beverages - 1.05%
JDE Peet's NV	16,289	597,467
Biotechnology - 4.64%
Akero Therapeutics, Inc.(a)(d)	16,553	899,821
Astria Therapeutics, Inc.(a)	64,065	810,422
Avidity Biosciences, Inc.(a)(c)(d)	12,879	923,425
		2,633,668
Computers & Computer Services - 5.92%
CyberArk Software Ltd.(a)(c)	6,017	2,759,336
Integral Ad Science Holding Corp.(a)	58,398	600,331
		3,359,667
Cosmetics/Personal Care - 1.37%
Kenvue, Inc.(c)(d)	44,900	779,015
Diversified Financial Services - 2.50%
Air Lease Corp.	22,156	1,416,433
Electric - 3.17%
TXNM Energy, Inc.	30,749	1,797,279
Entertainment - 0.94%
Cineplex, Inc.(a)	60,379	535,444
Food - 0.27%
TreeHouse Foods, Inc.(a)(c)	6,343	151,534
Healthcare - Products - 5.10%
Exact Sciences Corp.(a)	13,981	1,416,136
Hologic, Inc.(a)(c)(d)	19,694	1,476,459
		2,892,595
Insurance - 1.63%
Just Group PLC	325,228	923,990
Machinery - Diversified - 2.90%
Chart Industries, Inc.(a)	8,076	1,647,100
Media - 7.36%
Endeavor Group Holdings, Inc., Class A(a)(b)	66,527	1,945,915
Warner Bros Discovery, Inc.(a)(d)	25,395	609,480
TEGNA, Inc.(c)	83,247	1,624,981
		4,180,376
Mining - 1.13%
Teck Resources Ltd., Class B(d)	14,978	642,406
Miscellaneous Manufacturing - 1.56%
Hillenbrand, Inc.(d)	27,745	883,401
Packaging & Containers - 2.12%
Sealed Air Corp.(c)	28,002	1,202,686

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.70% (Continued)
Pharmaceuticals - 6.16%
Avadel Pharmaceuticals PLC(a)	39,264	$843,783
Bayer AG	12,589	445,180
Cidara Therapeutics, Inc.(a)(d)	4,982	1,095,442
Merus NV(a)(d)	11,563	1,111,667
		3,496,072
Real Estate - 1.16%
McGrath RentCorp(c)	6,398	659,506
Real Estate Investment Trusts - 1.41%
Paramount Group, Inc.(a)	45,328	298,712
Plymouth Industrial REIT, Inc.	22,967	503,896
		802,608
Semiconductors - 1.02%
Qorvo, Inc.(a)(c)	6,738	578,727
Software - 7.60%
CSG Systems International, Inc.(c)	9,232	727,204
Electronic Arts, Inc.(c)	11,130	2,248,594
Jamf Holding Corp.(a)	45,317	585,949
PROS Holdings, Inc.(a)	32,416	753,348
		4,315,095
Transportation - 2.71%
Norfolk Southern Corp.(c)	5,257	1,535,517
TOTAL COMMON STOCKS (Cost $37,326,258)		37,859,946
RIGHTS(a) - 0.68%
Bristol-Myers Squibb Co. CVR(b)(e)	67,803	42,377
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(b)(e)	154,954	74,362
Contra Abiomed, Inc. CVR, Expires 12/31/2030(b)(e)	13,890	22,224
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(b)(e)	34,047	95,012
Contra Resolute Forest Products, Inc. CVR(b)(e)	68,936	110,160
Metsera, Inc. CVR, Expires 12/31/2031(b)(e)	8,653	42,557
TOTAL RIGHTS (Cost $395,771)		386,692

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 1.79%
Telecommunications - 1.79%
Lumen Technologies, Inc., 2024 Extended Term Loan B1, Variable Rate, (1 mo. USD SOFR plus 2.35%)	04/16/2029	6.380%	$1,022,170	$1,018,148
TOTAL BANK LOANS (Cost $1,015,320)				1,018,148
CORPORATE BONDS - 21.01%
Aerospace & Defense - 1.33%
Spirit AeroSystems, Inc.(f)	11/15/2030	9.750%	690,000	755,972
Auto Parts & Equipment - 1.52%
Dana, Inc.	06/15/2028	5.625%	862,000	862,397
Commercial Services - 1.91%
Boost Newco Borrower LLC(f)	01/15/2031	7.500%	1,020,000	1,083,189
Electric - 1.40%
Calpine Corp.(f)	03/15/2028	5.125%	794,000	796,227
Healthcare - Products - 1.45%
Bausch & Lomb Corp.(f)	10/01/2028	8.375%	790,000	823,575
Machinery - Diversified - 0.63%
Chart Industries, Inc.(f)	01/01/2030	7.500%	341,000	355,301

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 21.01% (Continued)
Media - 1.10%
TEGNA, Inc.	09/15/2029	5.000%	$631,000	$625,170
Retail - 0.51%
Papa John's International, Inc.(f)	09/15/2029	3.875%	303,000	290,895
Telecommunications - 11.16%
CommScope LLC(f)	12/15/2031	9.500%	1,043,000	1,058,082
EchoStar Corp.	11/30/2030	6.750%	1,860,000	1,931,684
Frontier Communications Holdings LLC(f)	05/15/2030	8.750%	2,712,000	2,835,252
Lumen Technologies, Inc.(f)	04/15/2029	4.125%	513,000	507,229
				6,332,247
TOTAL CORPORATE BONDS (Cost $11,804,853)				11,924,973
CONVERTIBLE CORPORATE BONDS - 2.11%
Computers & Computer Services - 1.21%
Rapid7, Inc.	03/15/2029	1.250%	768,000	687,974
Investment Company Security - 0.90%
Gladstone Capital Corp.	10/01/2030	5.875%	519,000	509,227
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,203,006)				1,197,201

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.07%
Call Options Purchased - 0.02%
Kimberly-Clark Corp.
	01/2026	$105.00	$120,032	11	$6,655
	01/2026	110.00	185,504	17	6,460
TOTAL CALL OPTIONS PURCHASED (Cost $8,393)					13,115
Put Options Purchased - 0.05%
Akero Therapeutics, Inc.
	01/2026	50.00	282,672	52	260
	02/2026	47.50	304,416	56	280
	02/2026	52.50	304,416	56	280
Avidity Biosciences, Inc.
	01/2026	60.00	487,560	68	1,700
	01/2026	65.00	437,370	61	1,525
Cidara Therapeutics, Inc.
	02/2026	140.00	21,988	1	25
	02/2026	145.00	21,988	1	5
	02/2026	155.00	43,976	2	0
	02/2026	160.00	87,952	4	80
Hillenbrand, Inc.
	01/2026	25.00	140,096	44	440
	01/2026	30.00	143,280	45	0
	04/2026	25.00	604,960	190	4,750
Hologic, Inc.	03/2026	72.50	292,383	39	975
Kenvue, Inc.
	01/2026	15.00	390,375	225	4,050
	01/2026	16.00	390,375	225	8,325
Merus NV	03/2026	65.00	605,682	63	0
Teck Resources Ltd.	01/2026	35.00	634,772	148	4,440
TOTAL PUT OPTIONS PURCHASED (Cost $88,083)					27,135
TOTAL PURCHASED OPTIONS (Cost $96,476)					40,250

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.15%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	3.918	%(g)	2,027,568	$2,027,568
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.046	%(g)	2,027,567	2,027,567
				4,055,135
TOTAL SHORT-TERM INVESTMENTS (Cost $4,055,135)				4,055,135
Total Investments - 99.51% (Cost $55,896,819)				56,482,345
Other Assets in Excess of Liabilities - 0.49%(h)				278,829
NET ASSETS - 100.00%				$56,761,174

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2025, the total fair market value of these securities was $2,975,161, representing 5.24% of net assets.

(c)  Security, or a portion of security, is being held as collateral for swaps, written options, short sales or forward foreign currency exchange contracts. At November 30, 2025, the aggregate fair market value of those securities was $11,550,236, representing 20.35% of net assets.

(d)  Underlying security for a written/purchased call/put option.

(e)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $386,692 or 0.68% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,780
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra Resolute Forest Products, Inc. CVR	03/01/2023	97,889
Metsera, Inc. CVR, Expires 12/31/2031	11/14/2025	42,400
Total		$395,771

(f)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, these securities had a total value of $8,505,722 or 14.99% of net assets.

(g)  Rate shown is the 7-day effective yield as of November 30, 2025.

(h)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (9.69%)
Banks - (3.89%)
Fifth Third Bancorp	(36,615)	$(1,591,288)
Huntington Bancshares, Inc.	(37,885)	(617,525)
		(2,208,813)
Biotechnology - (0.48%)
BioCryst Pharmaceuticals, Inc.	(37,825)	(271,584)
Computers & Computer Services - (0.05%)
Rapid7, Inc.	(1,766)	(27,691)
Food - (0.12%)
Kellanova	(800)	(66,912)
Household Products/Wares - (0.37%)
Kimberly-Clark Corp.	(1,949)	(212,675)
Internet - (4.44%)
Palo Alto Networks, Inc.	(13,240)	(2,517,321)
Investment Company Security - (0.16%)
Gladstone Capital Corp.	(4,386)	(93,115)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (9.69%) (Continued)
Semiconductors - (0.01%)
Skyworks Solutions, Inc.	(54)	$(3,561)
Transportation - (0.17%)
Union Pacific Corp.	(425)	(98,528)
TOTAL SECURITIES SOLD SHORT (Proceeds $5,270,681)		$(5,500,200)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Teck Resources Ltd.	01/2026	$47.00	$(634,772)	(148)	$(16,280)
Warner Bros Discovery, Inc.
	12/2025	23.00	(240,000)	(100)	(19,000)
	12/2025	24.00	(129,600)	(54)	(6,156)
	12/2025	25.00	(240,000)	(100)	(6,800)

TOTAL WRITTEN OPTIONS (Premiums received $43,334)	$(48,236)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month- Federal Rate Minus 40bps (3.480%)	10/30/2026	$—	$—	$18,682	USD 1,075,893	$18,682
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount	Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Skyworks Solutions, Inc.	Received 1 Month- Federal Rate Minus 40bps (3.480%)	10/30/2026	$—	$—	$(35,988)	USD 445,308	$(35,988)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	1,400,300	USD	1,000,324	Morgan Stanley & Co.	12/15/2025	$2,668
USD	2,471,016	CAD	3,407,300	Morgan Stanley & Co.	12/15/2025	30,473
EUR	34,900	USD	40,466	Morgan Stanley & Co.	12/15/2025	45
USD	2,533,008	EUR	2,149,600	Morgan Stanley & Co.	12/15/2025	37,679
GBP	623,800	USD	820,833	Morgan Stanley & Co.	12/15/2025	5,389
USD	1,816,447	GBP	1,339,300	Morgan Stanley & Co.	12/15/2025	42,546
						$118,800
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	1,392,100	USD	1,006,180	Morgan Stanley & Co.	12/15/2025	$(9,060)
USD	154,408	CAD	216,300	Morgan Stanley & Co.	12/15/2025	(521)
EUR	1,249,600	USD	1,464,984	Morgan Stanley & Co.	12/15/2025	(14,406)
USD	50,480	EUR	43,800	Morgan Stanley & Co.	12/15/2025	(365)
						$(24,352)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	84.22%
Israel	4.86%
Canada	3.52%
Netherlands	3.01%
United Kingdom	1.63%
Ireland	1.49%
Germany	0.78%
Other Assets in Excess of Liabilities	0.49%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

The following table summarizes the Water Island Event-Driven Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Apparel	$—	$—	$642,554	$642,554
Banks	2,186,806	—	—	2,186,806
Beverages	597,467	—	—	597,467
Biotechnology	2,633,668	—	—	2,633,668
Computers & Computer Services	3,359,667	—	—	3,359,667
Cosmetics/Personal Care	779,015	—	—	779,015
Diversified Financial Services	1,416,433	—	—	1,416,433
Electric	1,797,279	—	—	1,797,279
Entertainment	535,444	—	—	535,444
Food	151,534	—	—	151,534
Healthcare - Products	2,892,595	—	—	2,892,595
Insurance	923,990	—	—	923,990
Machinery - Diversified	1,647,100	—	—	1,647,100
Media	2,234,461	—	1,945,915	4,180,376
Mining	642,406	—	—	642,406
Miscellaneous Manufacturing	883,401	—	—	883,401
Packaging & Containers	1,202,686	—	—	1,202,686
Pharmaceuticals	3,496,072	—	—	3,496,072
Real Estate	659,506	—	—	659,506
Real Estate Investment Trusts	802,608	—	—	802,608
Semiconductors	578,727	—	—	578,727
Software	4,315,095	—	—	4,315,095
Transportation	1,535,517	—	—	1,535,517
Rights	—	—	386,692	386,692
Bank Loans	—	1,018,148	—	1,018,148

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Corporate Bonds**	$—	$11,924,973	$—	$11,924,973
Convertible Corporate Bonds**	—	1,197,201	—	1,197,201
Purchased Options	40,250	—	—	40,250
Short-Term Investments	4,055,135	—	—	4,055,135
TOTAL	$39,366,862	$14,140,322	$2,975,161	$56,482,345
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$118,800	$—	$118,800
Equity Swaps	18,682	—	—	18,682
Liabilities
Common Stocks**	(5,500,200)	—	—	(5,500,200)
Written Options	(48,236)	—	—	(48,236)
Forward Foreign Currency Exchange Contracts	—	(24,352)	—	(24,352)
Equity Swaps	(35,988)	—	—	(35,988)
TOTAL	$(5,565,742)	$94,448	$—	$(5,471,294)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2025:

Investments in Securities	Balance as of May 31, 2025	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2025
Common Stocks	$1,945,915	$—	$42,733	$—	$1,832,395	$2,432,216	$—	$2,588,469	$42,732
Rights	492,898	275,046	(27,333)	42,400	396,319		—	386,692	1,952
Total	$2,438,813	$275,046	$15,400	$42,400	$2,228,714	$2,432,216	$—	$2,975,161	$44,684

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2025:

Investments in Securities	Fair Value at November 30, 2025	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$2,588,469	Transaction Price	Final Determination on Dissent	$16.39-$29.25	$26.06
Rights	386,692	Broker Quote	Discount Rate, Probability,	10%, 20.25%-65%,	10%, 42.59%,
			Broker Quote	$0.63-$1.60	$0.96

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments

November 30, 2025 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 6.23%
Aerospace & Defense - 1.23%
Spirit Aerosystems, Inc., 2022 Term Loan, Variable Rate, (3 mo. USD SOFR plus 4.50%)	01/15/2027	8.340%	$1,964,557	$1,967,425
Telecommunications - 5.00%
CommScope, Inc., 2024 Term Loan, Variable Rate, (1 mo. USD SOFR plus 4.75%)	12/17/2029	8.666%	5,000,000	5,037,500
Lumen Technologies, Inc., 2024 Extended Term Loan B1, Variable Rate, (1 mo. USD SOFR plus 2.35%)	04/16/2029	6.380%	2,945,162	2,933,573
				7,971,073
TOTAL BANK LOANS (Cost $10,048,333)				9,938,498
CORPORATE BONDS - 48.33%
Aerospace & Defense - 3.37%
Spirit AeroSystems, Inc.(a)	11/15/2030	9.750%	4,911,000	5,380,550
Auto Parts & Equipment - 2.14%
Dana, Inc.	06/15/2028	5.625%	3,413,000	3,414,570
Commercial Services - 3.84%
Boost Newco Borrower LLC(a)(b)	01/15/2031	7.500%	5,771,000	6,128,513
Electric - 2.08%
Calpine Corp.(a)	03/15/2028	5.125%	3,303,000	3,312,265
Entertainment - 3.17%
Live Nation Entertainment, Inc.(a)	05/15/2027	6.500%	5,000,000	5,049,875
Food - 0.74%
TreeHouse Foods, Inc.	09/01/2028	4.000%	1,200,000	1,188,075
Healthcare - Products - 6.80%
Bausch & Lomb Corp.(a)	10/01/2028	8.375%	3,296,000	3,436,080
Hologic, Inc.(a)	02/15/2029	3.250%	7,500,000	7,409,741
				10,845,821
Healthcare - Services - 1.29%
Surgery Center Holdings, Inc.(a)	04/15/2032	7.250%	2,000,000	2,052,436
Iron/Steel - 1.45%
U.S. Steel Corp.	03/01/2029	6.875%	2,300,000	2,319,189
Machinery - Diversified - 4.38%
Chart Industries, Inc.(a)(b)
	01/01/2030	7.500%	4,895,000	5,100,292
	01/01/2031	9.500%	1,768,000	1,887,552
				6,987,844
Media - 2.16%
TEGNA, Inc.(b)	09/15/2029	5.000%	3,473,000	3,440,909
Miscellaneous Manufacturing - 1.88%
Hillenbrand, Inc.(b)	03/01/2031	3.750%	3,000,000	3,001,290
Packaging & Containers - 3.82%
Sealed Air Corp./Sealed Air Corp. U.S.(a)	02/01/2028	6.125%	6,000,000	6,101,298
Retail - 1.00%
Papa John's International, Inc.(a)	09/15/2029	3.875%	1,655,000	1,588,884

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 48.33% (Continued)
Telecommunications - 10.21%
CommScope LLC(a)(b)	12/15/2031	9.500%	$2,862,000	$2,903,385
EchoStar Corp.(b)	11/30/2030	6.750%	5,093,000	5,289,284
Frontier Communications Holdings LLC(a)(b)	05/15/2030	8.750%	6,408,000	6,699,224
Lumen Technologies, Inc.(a)(b)	04/15/2029	4.125%	1,403,000	1,387,216
				16,279,109
TOTAL CORPORATE BONDS (Cost $76,678,371)				77,090,628
CONVERTIBLE CORPORATE BONDS - 36.24%
Biotechnology - 2.08%
Halozyme Therapeutics, Inc.(b)	03/01/2027	0.250%	3,000,000	3,313,125
Commercial Services - 3.08%
Repay Holdings Corp.(a)(b)(c)	02/01/2026	6.246%	5,000,000	4,918,998
Computers & Computer Services - 4.40%
Rapid7, Inc.(b)
	03/15/2027	0.250%	2,500,000	2,343,750
	03/15/2029	1.250%	2,125,000	1,903,575
Varonis Systems, Inc.(b)	09/15/2029	1.000%	3,000,000	2,779,128
				7,026,453
Electric - 2.51%
TXNM Energy, Inc.	06/01/2054	5.750%	3,000,000	4,000,200
Electronics - 1.56%
Itron, Inc.(b)(c)(d)	03/15/2026	0.000%	2,500,000	2,485,331
Internet - 3.70%
Spotify USA, Inc.(c)(d)	03/15/2026	0.000%	5,000,000	5,896,215
Investment Company Security - 0.87%
Gladstone Capital Corp.	10/01/2030	5.875%	1,423,000	1,396,203
Real Estate - 2.63%
Redfin Corp.(b)	04/01/2027	0.500%	4,500,000	4,198,500
Software - 15.41%
Bentley Systems, Inc.	07/01/2027	0.375%	5,000,000	4,699,128
BlackLine, Inc.(b)(c)	03/15/2026	5.797%	3,071,000	3,018,791
CSG Systems International, Inc.(b)	09/15/2028	3.875%	5,000,000	5,964,517
Evolent Health, Inc.(b)	12/01/2029	3.500%	2,000,000	1,434,000
PROS Holdings, Inc.(a)	07/01/2030	2.500%	5,000,000	6,490,952
Verint Systems, Inc.(b)	04/15/2026	0.250%	3,000,000	2,974,500
				24,581,888
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $56,681,642)				57,816,913
	Maturity Date	Rate	Shares	Value
PREFERRED STOCK - 3.17%
Aerospace & Defense - 3.17%
Boeing Co.	10/15/2027	6.000%	80,000	$5,057,600
TOTAL PREFERRED STOCKS (Cost $4,293,752)				5,057,600

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.28%
Call Options Purchased - 0.28%
SPDR S&P 500 ETF Trust	01/2026	$695.00	$34,169,500	500	$453,000
Surgery Partners, Inc.	12/2025	25.00	76,815	45	0
TOTAL PURCHASED OPTIONS (Cost $256,910)					453,000

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.29%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.918	%(e)	3,418,027	$3,418,027
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.046	%(e)	3,418,027	3,418,027
				6,836,054
TOTAL SHORT-TERM INVESTMENTS (Cost $6,836,054)				6,836,054
Total Investments - 98.54% (Cost $154,795,062)				157,192,693
Other Assets in Excess of Liabilities - 1.46%(f)				2,325,056
NET ASSETS - 100.00%				$159,517,749

Portfolio Footnotes

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, these securities had a total value of $69,847,261 or 43.79% of net assets.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales, or forward foreign currency exchange contracts. At November 30, 2025, the aggregate fair market value of those securities was $66,291,975, representing 41.56% of net assets.

(c)  Represents a zero coupon bond. Interest rate presented is yield to maturity.

(d)  Non-income-producing security.

(e)  Rate shown is the 7-day effective yield as of November 30, 2025.

(f)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (13.41%)
Aerospace & Defense - (2.51%)
Boeing Co.	(21,200)	$(4,006,800)
Biotechnology - (0.92%)
Halozyme Therapeutics, Inc.	(20,600)	(1,470,840)
Computers & Computer Services - (0.34%)
Rapid7, Inc.	(6,087)	(95,444)
Varonis Systems, Inc.	(13,300)	(439,831)
		(535,275)
Electric - (1.98%)
TXNM Energy, Inc.	(54,000)	(3,156,300)
Electronics - (0.12%)
Itron, Inc.	(2,000)	(198,080)
Healthcare - Services - (0.01%)
Surgery Partners, Inc.	(500)	(8,535)
Internet - (2.85%)
Spotify Technology SA	(7,600)	(4,551,412)
Investment Company Security - (0.16%)
Gladstone Capital Corp.	(12,024)	(255,270)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (13.41%) (Continued)
Software - (4.52%)
Bentley Systems, Inc., Class B	(12,000)	$(503,520)
CSG Systems International, Inc.	(41,000)	(3,229,570)
Evolent Health, Inc., Class A	(15,800)	(66,360)
PROS Holdings, Inc.	(146,500)	(3,404,660)
		(7,204,110)
TOTAL SECURITIES SOLD SHORT (Proceeds $21,026,816)		$(21,386,622)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Boeing Co.	12/2025	$210.00	$(56,700)	(3)	$(6,417)
TOTAL WRITTEN OPTIONS (Premiums received $2,425)					$(6,417)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month- Federal Rate Minus 93bps (3.400%)	10/30/2026	$—	$—	$13,080	USD	1,854,000	$13,080
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month- Federal Rate Minus 83bps (3.500%)	10/30/2026	—	—	43,393	USD	1,251,695	43,393
						$56,473			$56,473

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	96.39%
Canada	2.15%
Other Assets in Excess of Liabilities	1.46%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

See Notes to Financial Statements.

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Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2025 (Unaudited)

The following table summarizes the Water Island Credit Opportunities Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$9,938,498	$—	$9,938,498
Corporate Bonds**	—	77,090,628	—	77,090,628
Convertible Corporate Bonds
Biotechnology	—	3,313,125	—	3,313,125
Commercial Services	—	4,918,998	—	4,918,998
Computers & Computer Services	—	7,026,453	—	7,026,453
Electric	—	4,000,200	—	4,000,200
Electronics	—	2,485,331	—	2,485,331
Internet	—	5,896,215	—	5,896,215
Investment Company Security	—	1,396,203	—	1,396,203
Real Estate	—	4,198,500	—	4,198,500
Software	2,974,500	21,607,388	—	24,581,888
Preferred Stocks**	5,057,600	—	—	5,057,600
Purchased Options	453,000	—	—	453,000
Short-Term Investments	6,836,054	—	—	6,836,054
TOTAL	$15,321,154	$141,871,539	$—	$157,192,693
Other Financial Instruments***
Assets
Equity Swaps	$56,473	$—	$—	$56,473
Liabilities
Common Stocks**	(21,386,622)	—	—	(21,386,622)
Written Options	(6,417)	—	—	(6,417)
TOTAL	$(21,336,566)	$—	$—	$(21,336,566)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short and equity swaps.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

The Arbitrage Funds

Statements of Assets and Liabilities

November 30, 2025 (Unaudited)

	Arbitrage Fund	Water Island Event-Driven Fund	Water Island Credit Opportunities Fund
ASSETS
Investments:
At cost of unaffiliated investments	$702,318,274	$55,896,819	$154,795,062
At cost of affiliated investments	23,386,568	—	—
At fair value of unaffiliated investments (Note 2)	711,685,578	56,482,345	157,192,693
At fair value of affiliated investments (Note 2)	33,600,187	—	—
Cash	—	17,537	44,990
Deposits with brokers for securities sold short (Note 2)	67,155,239	5,435,846	21,207,481
Segregated cash for written options and securities sold short (Note 2)	—	—	1,200,471
Receivable for investment securities sold	253	59,961	60,098
Receivable for capital shares sold	379,274	500	74,127
Unrealized appreciation on forward foreign currency exchange contracts (Note 10)	1,135,522	118,800	—
Unrealized appreciation on swap contracts	185,421	18,682	56,473
Dividends and interest receivable	1,660,699	289,638	1,654,841
Miscellaneous receivable	654,070	47,137	—
Prepaid expenses	39,559	30,387	35,082
Total Assets	816,495,802	62,500,833	181,526,256
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $65,471,984, $5,270,681 and $21,026,816)	68,011,836	5,500,200	21,386,622
Due to bank	275	—	—
Foreign currency due to bank (Cost $1, $0 and $0)	1	—	—
Written options, at value (Note 2) (premiums received $752,716, $43,334 and $2,425)	322,046	48,236	6,417
Payable for investment securities purchased	1,108,046	12,301	—
Unrealized depreciation on forward foreign currency exchange contracts (Note 10)	239,463	24,352	—
Unrealized depreciation on swap contracts	529,530	35,988	—
Payable for capital shares redeemed	33,210	4,000	322,106
Payable to Adviser (Note 5)	648,826	42,752	75,116
Dividends payable on securities sold short	—	658	—
Payable to Distributor (Note 5)	12,393	404	879
Payable to Administrator (Note 5)	66,799	16,728	32,534
Payable to Transfer Agent (Note 5)	59,417	8,631	8,145
Payable to Custodian	—	5,550	—
Income distribution payable	—	—	111,723
Audit and legal fees payable	34,534	13,531	17,461
Payable to Trustees	83,798	7,861	14,987
Chief Compliance Officer Fees payable (Note 5)	43,512	3,806	15,099
Chief Financial Officer Fees payable (Note 5)	4,914	950	1,613
Other accrued expenses and liabilities	53,306	13,711	15,805
Total Liabilities	71,251,906	5,739,659	22,008,507
Commitments and contingent liabilities (Note 5 and 8)
NET ASSETS	$745,243,896	$56,761,174	$159,517,749
NET ASSETS CONSIST OF:
Paid-in capital	$682,339,505	$85,302,621	$163,010,513
Distributable earnings (Accumulated loss)	62,904,391	(28,541,447)	(3,492,764)
NET ASSETS	$745,243,896	$56,761,174	$159,517,749
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$23,977,413	$1,150,238	$4,208,843
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,732,505	91,061	425,029
Net asset value and offering price per share	$13.84	$12.63	$9.90
CLASS I SHARES:
Net assets applicable to Class I shares	$696,346,642	$55,061,760	$155,251,859
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	48,210,746	4,290,043	15,753,047
Net asset value and offering price per share	$14.44	$12.83	$9.86
CLASS C SHARES:
Net assets applicable to Class C shares	$3,809,176	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	302,152	—	—
Net asset value and offering price per share(a)	$12.61	$—	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$21,110,665	$549,176	$57,047
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,530,111	43,509	5,787
Net asset value and offering price per share(a)	$13.80	$12.62	$9.86
Maximum offering price per share (NAV/(100% — maximum sales charge))	$14.19	$13.04	$10.19
Maximum sales charge	2.75%	3.25%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

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The Arbitrage Funds

Statements of Operations

For the Six Months Ended November 30, 2025 (Unaudited)

	Arbitrage Fund	Water Island Event-Driven Fund	Water Island Credit Opportunities Fund
INVESTMENT INCOME
Dividend income	$5,530,685	$259,596	$397,153
Foreign taxes withheld on dividends	(14,042)	(1,245)	—
Interest income	577,103	428,774	3,125,379
Rebates on short sales, net of fees	715,098	66,999	489,534
Total Investment Income	6,808,844	754,124	4,012,066
EXPENSES
Investment advisory fees (Note 5)	4,132,998	326,374	779,493
Distribution and service fees (Note 5)
Class R	32,733	1,543	5,592
Class C	21,639	—	—
Class A	26,927	1,408	78
Administrative fees	126,569	25,568	57,718
Chief Compliance Officer fees	66,383	5,266	12,483
Trustees' fees	146,992	14,862	33,442
Dividend expense	—	1,903	49,347
Transfer agent fees	362,768	44,180	98,182
Custodian and bank service fees	41,191	14,368	14,554
Registration and filing fees	38,191	24,216	28,846
Printing of shareholder reports	49,940	4,972	8,576
Professional fees	82,805	11,815	22,291
Line of credit interest expense	—	1,170	392
Insurance expense	22,599	1,662	3,572
Chief Financial Officer fees	26,980	5,419	8,828
Other expenses	39,934	14,935	19,432
Total Expenses	5,218,649	499,661	1,142,826
Fees waived or reimbursed by the Adviser, Class R (Note 5)	(7,914)	(1,385)	(7,721)
Fees waived or reimbursed by the Adviser, Class I (Note 5)	(206,535)	(63,763)	(275,482)
Fees waived or reimbursed by the Adviser, Class C (Note 5)	(1,305)	—	—
Fees waived or reimbursed by the Adviser, Class A (Note 5)	(6,521)	(1,240)	(108)
Net Expenses	4,996,374	433,273	859,515
NET INVESTMENT INCOME	1,812,470	320,851	3,152,551
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	35,888,955	2,792,277	3,304,276
Affiliated investments	859,972	—	—
Purchased option contracts	(5,211,708)	(193,726)	(154,510)
Swap contracts	2,852,723	258,163	(444,664)
Securities sold short	(1,900,942)	(18,548)	(1,775,640)
Written option contracts	508,519	3,832	55,713
Forward currency contracts	(1,707,558)	(187,995)	—
Foreign currency transactions (Note 10)	(231,436)	(11,389)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	9,503,313	538,865	(2,760,301)
Affiliated investments	827,384	—	—
Securities sold short	(4,112,272)	(316,489)	2,447,248
Foreign currency transactions (Note 10)	2,550	527	—
Purchased option contracts	(275,760)	92,593	307,863
Written option contracts	686,129	16,292	30,795
Swap contracts	(8,397,204)	(754,506)	(188,834)
Forward currency contracts	2,136,442	278,236	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	31,429,107	2,498,132	821,946
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,241,577	$2,818,983	$3,974,497

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

The Arbitrage Funds

Statements of Changes in Net Assets

	Arbitrage Fund		Water Island Event-Driven Fund
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$1,812,470	$4,163,651	$320,851	$392,907
Net realized gains (losses) from:
Unaffiliated investments	35,888,955	27,445,250	2,792,277	934,534
Affiliated investments	859,972	4,850,415	—	—
Purchased option contracts	(5,211,708)	(4,955,001)	(193,726)	(221,799)
Swap contracts	2,852,723	(3,587,235)	258,163	359,263
Securities sold short	(1,900,942)	(1,054,425)	(18,548)	272,915
Written option contracts	508,519	433,154	3,832	30,550
Forward currency contracts	(1,707,558)	(279,575)	(187,995)	52,883
Foreign currency transactions	(231,436)	25,858	(11,389)	5,796
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	9,503,313	12,134,709	538,865	1,599,833
Affiliated investments	827,384	(2,307,364)	—	—
Securities sold short	(4,112,272)	7,839,126	(316,489)	155,447
Foreign currency transactions	2,550	7,362	527	1,026
Purchased option contracts	(275,760)	(2,222,156)	92,593	(120,879)
Written option contracts	686,129	(260,937)	16,292	(21,810)
Swap contracts	(8,397,204)	10,991,462	(754,506)	884,400
Forward currency contracts	2,136,442	(1,441,545)	278,236	(226,706)
Net increase in net assets resulting from operations	33,241,577	51,782,749	2,818,983	4,098,360
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	—	(271,235)	—	—
Distributions from distributable earnings, Class I	—	(10,146,612)	—	(130,283)
Distributions from distributable earnings, Class C	—	(27,923)	—	—
Distributions from distributable earnings, Class A	—	(223,756)	—	—
Decrease in net assets from distributions to shareholders	—	(10,669,526)	—	(130,283)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	52,574,364	167,873,395	503,640	4,282,316
Shares issued in reinvestment of distributions	—	8,991,320	—	129,324
Payments for shares redeemed	(59,372,006)	(438,176,850)	(4,882,958)	(30,382,217)
Net increase (decrease) in net assets from capital share transactions	(6,797,642)	(261,312,135)	(4,379,318)	(25,970,577)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,443,935	(220,198,912)	(1,560,335)	(22,002,500)
NET ASSETS:
Beginning of period	718,799,961	938,998,873	58,321,509	80,324,009
End of period	$745,243,896	$718,799,961	$56,761,174	$58,321,509

See Notes to Financial Statements.

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The Arbitrage Funds

Statements of Changes in Net Assets (continued)

	Water Island Credit Opportunities Fund
	Six Months Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
FROM OPERATIONS:
Net investment income	$3,152,551	$5,945,782
Net realized gains (losses) from:
Investments	3,304,276	(243,663)
Affiliated investments	—	—
Purchased option contracts	(154,510)	(116,689)
Swap contracts	(444,664)	(259,351)
Securities sold short	(1,775,640)	(1,490,186)
Written option contracts	55,713	89,315
Forward currency contracts	—	61,133
Foreign currency transactions	—	4,027
Net change in unrealized appreciation (depreciation) on:
Investments	(2,760,301)	7,054,492
Securities sold short	2,447,248	(2,885,701)
Foreign currency transactions	—	(10)
Purchased option contracts	307,863	(33,135)
Written option contracts	30,795	(34,787)
Swap contracts	(188,834)	387,292
Forward currency contracts	—	(2,188)
Net increase in net assets resulting from operations	3,974,497	8,476,331
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	(87,896)	(284,309)
Distributions from distributable earnings, Class I	(3,348,337)	(6,000,503)
Distributions from distributable earnings, Class A	(1,236)	(2,944)
Decrease in net assets from distributions to shareholders	(3,437,469)	(6,287,756)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	16,580,709	57,039,052
Shares issued in reinvestment of distributions	2,726,503	4,652,518
Payments for shares redeemed	(26,625,244)	(40,819,925)
Net increase (decrease) in net assets from capital share transactions	(7,318,032)	20,871,645
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,781,004)	23,060,220
NET ASSETS:
Beginning of period	166,298,753	143,238,533
End of period	$159,517,749	$166,298,753

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Arbitrage Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net asset value, beginning of period	$13.24		$12.63		$11.97	$12.54	$13.11	$13.04
Income (loss) from investment operations
Net investment income (loss)(a)	0.02		0.03		0.05	0.02	(0.08)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.58		0.70	(c)	0.85	(0.15)	(0.42)	0.97
Total from investment operations	0.60		0.73		0.90	(0.13)	(0.50)	0.96
Less distributions
From net investment income	—		(0.06)		—	(0.09)	—	—
From net realized gains	—		(0.06)		(0.24)	(0.35)	(0.07)	(0.89)
Total distributions	—		(0.12)		(0.24)	(0.44)	(0.07)	(0.89)
Net asset value, end of period	$13.84		$13.24		$12.63	$11.97	$12.54	$13.11
Total return(d)	4.53	%(e)	5.82	%(c)	7.55%	(1.03%)	(3.83%)	7.58%
Net assets, end of period (in 000s)	$23,977		$27,038		$33,860	$44,250	$77,866	$97,909
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.65	%(g)	1.61%		1.65%	1.51%	1.55%	1.64%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.59	%(g)	1.55%		1.56%	1.45%	1.49%	1.58%
Net investment income (loss)	0.28	%(g)	0.23%		0.43%	0.13%	(0.61%)	(0.08	%)(b)
Portfolio turnover rate	120	%(e)	162%		230%	197%	206%	300%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.00% (annualized), 0.02%, 0.08%, 0.01%, 0.01% and 0.00% of average net assets for the period ended Novmeber 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.00%, 0.00%, 0.05% and 0.11% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.59% (annualized), 1.52%, 1.48%, 1.44%, 1.43% and 1.47% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

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Arbitrage Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net asset value, beginning of period	$13.80		$13.16		$12.47	$13.05	$13.60	$13.47
Income (loss) from investment operations
Net investment income (loss)(a)	0.04		0.07		0.09	0.05	(0.05)	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	0.60		0.73	(b)	0.87	(0.15)	(0.43)	1.00
Total from investment operations	0.64		0.80		0.96	(0.10)	(0.48)	1.02
Less distributions
From net investment income	—		(0.10)		(0.03)	(0.13)	—	—
From net realized gains	—		(0.06)		(0.24)	(0.35)	(0.07)	(0.89)
Total distributions	—		(0.16)		(0.27)	(0.48)	(0.07)	(0.89)
Net asset value, end of period	$14.44		$13.80		$13.16	$12.47	$13.05	$13.60
Total return(c)	4.64	%(d)	6.11	%(b)	7.76%	(0.75%)	(3.55%)	7.87%
Net assets, end of period (in 000s)	$696,347		$665,862		$874,556	$1,062,907	$1,459,176	$1,449,309
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.40	%(f)	1.36%		1.40%	1.26%	1.30%	1.39%
Net expenses after advisory fees waived and expenses reimbursed(e)(g)	1.34	%(f)	1.30%		1.31%	1.20%	1.24%	1.33%
Net investment income (loss)	0.51	%(f)	0.49%		0.68%	0.40%	(0.41%)	0.16%
Portfolio turnover rate	120	%(d)	162%		230%	197%	206%	300%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Dividend expense totaled 0.00% (annualized), 0.02%, 0.08%, 0.01%, 0.01% and 0.00% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.00%, 0.00%, 0.05% and 0.11% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.34% (annualized), 1.27%, 1.23%, 1.19%, 1.18 and 1.22% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Arbitrage Fund — Class C  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$12.11		$11.59		$11.09		$11.64		$12.26	$12.34
Income (loss) from investment operations
Net investment loss(a)	(0.03	)(b)	(0.06	)(b)	(0.04	)(b)	(0.07	)(b)	(0.16)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.53		0.64	(c)	0.78		(0.13)		(0.39)	0.91
Total from investment operations	0.50		0.58		0.74		(0.20)		(0.55)	0.81
Less distributions
From net realized gains	—		(0.06)		(0.24)		(0.35)		(0.07)	(0.89)
Total distributions	—		(0.06)		(0.24)		(0.35)		(0.07)	(0.89)
Net asset value, end of period	$12.61		$12.11		$11.59		$11.09		$11.64	$12.26
Total return(d)(e)	4.13	%(f)	5.05	%(c)	6.70%		(1.73%)		(4.51%)	6.77%
Net assets, end of period (in 000s)	$3,809		$4,708		$6,434		$8,398		$13,467	$18,043
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.40	%(h)	2.36%		2.40%		2.26%		2.30%	2.39%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	2.34	%(h)	2.30%		2.31%		2.20%		2.24%	2.33%
Net investment loss	(0.46	%)(h)	(0.53%)		(0.32%)		(0.61%)		(1.35%)	(0.85	%)(b)
Portfolio turnover rate	120	%(f)	162%		230%		197%		206%	300%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Dividend expense totaled 0.00% (annualized), 0.02%, 0.08%, 0.01%, 0.01% and 0.00% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.00%, 0.00%, 0.05% and 0.11% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.34% (annualized), 2.27%, 2.23%, 2.19%, 2.18% and 2.22% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund — Class A  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net asset value, beginning of period	$13.20		$12.59		$11.94	$12.52	$13.08	$13.01
Income (loss) from investment operations
Net investment income (loss)(a)	0.02		0.03		0.05	0.02	(0.09)	0.00	(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.58		0.70	(c)	0.84	(0.15)	(0.40)	0.96
Total from investment operations	0.60		0.73		0.89	(0.13)	(0.49)	0.96
Less distributions
From net investment income	—		(0.06)		—	(0.10)	—	—
From net realized gains	—		(0.06)		(0.24)	(0.35)	(0.07)	(0.89)
Total distributions	—		(0.12)		(0.24)	(0.45)	(0.07)	(0.89)
Net asset value, end of period	$13.80		$13.20		$12.59	$11.94	$12.52	$13.08
Total return(d)(e)	4.55	%(f)	5.87	%(c)	7.49%	(1.06%)	(3.77%)	7.60%
Net assets, end of period (in 000s)	$21,111		$21,192		$24,149	$27,637	$42,040	$32,624
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.65	%(h)	1.61%		1.65%	1.51%	1.55%	1.64%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.59	%(h)	1.55%		1.56%	1.45%	1.49%	1.58%
Net investment income (loss)	0.27	%(h)	0.24%		0.43%	0.16%	(0.74%)	(0.03	%)(j)
Portfolio turnover rate	120	%(f)	162%		230%	197%	206%	300%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Not annualized.

(g)  Dividend expense totaled 0.00% (annualized), 0.02%, 0.08%, 0.01%, 0.01% and 0.00% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.00%, 0.00%, 0.05% and 0.11% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.59% (annualized), 1.52%, 1.48%, 1.44%, 1.43% and 1.47% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(j)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Event-Driven Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025		2024	2023		2022	2021
Net asset value, beginning of period	$12.05		$11.39		$10.72	$10.84		$11.38	$9.97
Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.04		0.03	(0.00	)(b)(c)	(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.53		0.62	(d)	0.70	(0.12)		(0.42)	1.46
Total from investment operations	0.58		0.66		0.73	(0.12)		(0.54)	1.41
Less distributions
From net investment income	—		—		(0.06)	—		—	—
Total distributions	—		—		(0.06)	—		—	—
Net asset value, end of period	$12.63		$12.05		$11.39	$10.72		$10.84	$11.38
Total return(e)	4.81	%(f)	5.79	%(d)	6.77%	(1.11%)		(4.75%)	14.14%
Net assets, end of period (in 000s)	$1,150		$1,303		$4,506	$3,990		$4,502	$10,116
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.92	%(h)	1.87%		1.74%	1.67%		1.78%	1.98%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.70	%(h)	1.70%		1.72%	1.70%		1.80%	1.89%
Net investment income (loss)	0.84	%(h)	0.36%		0.29%	(0.00	%)(j)	(1.08%)	(0.51%)
Portfolio turnover rate	133	%(f)	195%		305%	216%		217%	320%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.03%, 0.01%, 0.01% and 0.01% of average net assets for the period ended Novmeber 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.00%, 0.10% and 0.19% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(j)  Amount rounds to less than 0.01% per share.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net asset value, beginning of period	$12.23		$11.54		$10.86	$10.95	$11.47	$10.05
Income (loss) from investment operations
Net investment income (loss)(a)	0.07		0.07		0.06	0.03	(0.10)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.53		0.64	(b)	0.70	(0.12)	(0.42)	1.48
Total from investment operations	0.60		0.71		0.76	(0.09)	(0.52)	1.45
Less distributions
From net investment income	—		(0.02)		(0.08)	—	—	(0.03)
Total distributions	—		(0.02)		(0.08)	—	—	(0.03)
Net asset value, end of period	$12.83		$12.23		$11.54	$10.86	$10.95	$11.47
Total return(c)	4.91	%(d)	6.19	%(b)	7.03%	(0.82%)	(4.53%)	14.51%
Net assets, end of period (in 000s)	$55,062		$55,789		$74,217	$108,674	$107,038	$125,093
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.67	%(f)	1.61%		1.49%	1.42%	1.53%	1.73%
Net expenses after advisory fees waived and expenses reimbursed(e)(g)	1.45	%(f)	1.45%		1.47%	1.45%	1.55%	1.64%
Net investment income (loss)	1.09	%(f)	0.59%		0.55%	0.25%	(0.86%)	(0.24%)
Portfolio turnover rate	133	%(d)	195%		305%	216%	217%	320%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.03%, 0.01%, 0.01% and 0.01% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.00%, 0.10% and 0.19% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44 and 1.44% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Event-Driven Fund — Class A  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025		2024	2023		2022	2021
Net asset value, beginning of period	$12.05		$11.37		$10.70	$10.82		$11.36	$9.97
Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.04		0.03	(0.00	)(b)(c)	(0.15)	(0.06)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.52		0.64	(d)	0.69	(0.12)		(0.39)	1.46
Total from investment operations	0.57		0.68		0.72	(0.12)		(0.54)	1.40
Less distributions
From net investment income	—		—		(0.05)	—		—	(0.01)
Total distributions	—		—		(0.05)	—		—	(0.01)
Net asset value, end of period	$12.62		$12.05		$11.37	$10.70		$10.82	$11.36
Total return(e)(f)	4.73	%(g)	5.98	%(d)	6.75%	(1.11%)		(4.75%)	14.20%
Net assets, end of period (in 000s)	$549		$1,230		$1,601	$1,876		$2,301	$1,384
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.92	%(i)	1.87%		1.74%	1.67%		1.77%	2.00%
Net expenses after advisory fees waived and expenses reimbursed(h)(j)	1.70	%(i)	1.70%		1.72%	1.70%		1.79%	1.91%
Net investment income (loss)	0.80	%(i)	0.34%		0.29%	(0.01%)		(1.35%)	(0.59%)
Portfolio turnover rate	133	%(g)	195%		305%	216%		217%	320%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(g)  Not annualized.

(h)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.03%, 0.01%, 0.00% and 0.01% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.00%, 0.10% and 0.21% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(i)  Annualized.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.87		$9.72	$9.61	$9.73	$10.16	$9.64
Income (loss) from investment operations
Net investment income(a)	0.18		0.38	0.43	0.36	0.16	0.22
Net realized and unrealized gains (losses) on investments and foreign currencies	0.05		0.17	0.13	(0.09)	(0.33)	0.54
Total from investment operations	0.23		0.55	0.56	0.27	(0.17)	0.76
Less distributions
From net investment income	(0.20)		(0.40)	(0.45)	(0.39)	(0.26)	(0.24)
Total distributions	(0.20)		(0.40)	(0.45)	(0.39)	(0.26)	(0.24)
Net asset value, end of period	$9.90		$9.87	$9.72	$9.61	$9.73	$10.16
Total return(b)	2.31	%(c)	5.78%	5.96%	2.88%	(1.74%)	8.09%
Net assets, end of period (in 000s)	$4,209		$5,268	$6,857	$6,742	$9,072	$7,553
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.64	%(e)	1.63%	1.65%	1.62%	1.62%	1.77%
Net expenses after advisory fees waived and expenses reimbursed(d)(f)	1.29	%(e)	1.26%	1.29%	1.30%	1.32%	1.32%
Net investment income	3.58	%(e)	3.84%	4.39%	3.70%	1.58%	2.20%
Portfolio turnover rate	68	%(c)	132%	117%	127%	148%	147%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Dividend expense totaled 0.06% (annualized), 0.02%, 0.06%, 0.05%, 0.01% and 0.01% of average net assets for the period ended Novmeber 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.00%, 0.02%, 0.08% and 0.08% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)  Annualized.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.23%, 1.23% and 1.23% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

Water Island Credit Opportunities Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.82		$9.67	$9.56	$9.69	$10.12	$9.60
Income (loss) from investment operations
Net investment income(a)	0.19		0.40	0.45	0.38	0.18	0.24
Net realized and unrealized gains (losses) on investments and foreign currencies	0.06		0.17	0.13	(0.10)	(0.33)	0.55
Total from investment operations	0.25		0.57	0.58	0.28	(0.15)	0.79
Less distributions
From net investment income	(0.21)		(0.42)	(0.47)	(0.41)	(0.28)	(0.27)
Total distributions	(0.21)		(0.42)	(0.47)	(0.41)	(0.28)	(0.27)
Net asset value, end of period	$9.86		$9.82	$9.67	$9.56	$9.69	$10.12
Total return(b)	2.55	%(c)	6.06%	6.23%	3.03%	(1.51%)	8.29%
Net assets, end of period (in 000s)	$155,252		$160,961	$136,310	$109,488	$125,705	$98,777
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.39	%(e)	1.37%	1.40%	1.37%	1.37%	1.52%
Net expenses after advisory fees waived and expenses reimbursed(d)(f)	1.04	%(e)	1.00%	1.04%	1.05%	1.07%	1.07%
Net investment income	3.85	%(e)	4.10%	4.65%	3.94%	1.84%	2.44%
Portfolio turnover rate	68	%(c)	132%	117%	127%	148%	147%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Dividend expense totaled 0.06% (annualized), 0.01%, 0.06%, 0.05%, 0.01% and 0.01% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.00%, 0.02%, 0.08% and 0.08% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)  Annualized.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.98% (annualized), 0.98%, 0.98%, 0.98%, 0.98 and 0.98% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund — Class A  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2025		Year Ended May 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.83		$9.68	$9.57	$9.69	$10.12	$9.60
Income (loss) from investment operations
Net investment income(a)	0.18		0.38	0.42	0.35	0.16	0.22
Net realized and unrealized gains (losses) on investments and foreign currencies	0.05		0.17	0.14	(0.08)	(0.33)	0.54
Total from investment operations	0.23		0.55	0.56	0.27	(0.17)	0.76
Less distributions
From net investment income	(0.20)		(0.40)	(0.45)	(0.39)	(0.26)	(0.24)
Total distributions	(0.20)		(0.40)	(0.45)	(0.39)	(0.26)	(0.24)
Net asset value, end of period	$9.86		$9.83	$9.68	$9.57	$9.69	$10.12
Total return(b)(c)	2.32	%(d)	5.79%	5.96%	2.88%	(1.76%)	8.02%
Net assets, end of period (in 000s)	$57		$70	$71	$67	$105	$97
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.64	%(f)	1.63%	1.65%	1.61%	1.62%	1.77%
Net expenses after advisory fees waived and expenses reimbursed(e)(g)	1.29	%(f)	1.26%	1.30%	1.30%	1.32%	1.32%
Net investment income	3.60	%(f)	3.86%	4.40%	3.64%	1.59%	2.21%
Portfolio turnover rate	68	%(d)	132%	117%	127%	148%	147%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(d)  Not annualized.

(e)  Dividend expense totaled 0.06% (annualized), 0.02%, 0.06%, 0.05%, 0.01% and 0.01% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.00%, 0.02%, 0.08% and 0.08% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)  Annualized.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.23%, 1.23%, 1.23%, 1.23% and 1.23% of average net assets for the period ended November 30, 2025 and the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2025

The Arbitrage Funds  Notes to Financial Statements

November 30, 2025 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The three series presently authorized are the Arbitrage Fund (the "Arbitrage Fund"), the Water Island Event-Driven Fund (the "Event-Driven Fund") and the Water Island Credit Opportunities Fund (the "Credit Opportunities Fund"), each a "Fund" and collectively the "Funds." The Arbitrage Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Event-Driven Fund is a non-diversified series of the Trust. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of AltShares Trust, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	N/A	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	N/A	June 1, 2013

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing primarily in debt securities of issuers impacted by catalysts and events such as mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations.

The Arbitrage Fund's four classes of shares, Class R, Class I, Class C and Class A, and the Event-Driven Fund's and Credit Opportunities Fund's three classes of shares, Class R, Class I and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.75% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced similar to common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing services, if available. Evaluated bids are market-based measurements that represent the third-party pricing service's good faith opinion as to what the holder would receive in an orderly transaction (typically in an institutional round lot position) under current market conditions. The third-party pricing services may use a variety of inputs in arriving at an evaluated bid price, including actual market transactions, quotations from dealers and trading systems, or other inputs and methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Single name swap agreements are valued using a market-based price based on the underlying terms of the agreement obtained from a third-party pricing service or broker-dealer. Other swap

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

agreements (such as baskets of securities) are valued based on the terms of the swap agreement as provided by an independent third party. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Common methods of fair valuation include the purchase price of a security or the terms of a deal that has closed. For non-routine fair valuations, the Adviser considers various factors in determining the fair value of a portfolio security or asset, such as fundamental business data relating to the issuer, borrower, or counterparty; the type, size, and cost of the investment; information regarding any transactions in or offers for the investment; the price and extent of public trading in other securities of the issuer or comparable companies; coupon payments, yield or cash flow data; business prospects of the issuer, borrower, or counterparty or of the industry of the issuer, borrower, or counterparty; or other relevant factors including, but not limited to, deal value. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended November 30, 2025, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Share Valuation — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statements of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated triparty account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statements of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

Each Fund may enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors;

Semi-Annual Report | November 30, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Risk of Investing in Derivatives — In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Options held by the Funds at November 30, 2025 are disclosed in the Portfolio of Investments.

During the six months ended November 30, 2025, the Funds engaged in option writing/purchasing to limit volatility and correlation and to create income and optionality. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the Portfolio of Investments.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2025 are disclosed in the Portfolio of Investments.

During the six months ended November 30, 2025, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants/rights held by the Funds at November 30, 2025 are disclosed in the Portfolio of Investments.

During the six months ended November 30, 2025, the Funds held warrants/rights as a result of receiving them from completed deals, and to participate in investment opportunities.

Swaps — The Funds may enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, a particular security, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Swap agreements are contracts in which one party agrees to make either periodic payments or a net payment upon termination based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the federal funds rate, is spread to reflect the non-balance sheet nature of the product. Swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with swaps. Swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Funds will typically enter into agreements based on either long or short exposure to underlying equities.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund). Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2025 are disclosed in the Portfolio of Investments.

During the six months ended November 30, 2025, the Funds entered into swap agreements to gain efficient exposure to underlying equities.

Semi-Annual Report | November 30, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statements of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2025, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,135,522	Unrealized depreciation on forward foreign currency exchange contracts	$239,463
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	185,421	Unrealized depreciation on swap contracts	529,530
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	1,022,335		—
Equity Contracts (written option contracts)		—	Written options, at value	322,046
		$2,343,278		$1,091,039
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$118,800	Unrealized depreciation on forward foreign currency exchange contracts	$24,352
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	18,682	Unrealized depreciation on swap contracts	35,988
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	40,250		—
Equity Contracts (written option contracts)		—	Written options, at value	48,236
		$177,732		$108,576
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	$56,473	Unrealized depreciation on swap contracts	$—
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	453,000		—
Equity Contracts (written option contracts)		—	Written options, at value	6,417
		$509,473		$6,417

The effect of derivative instruments on the Funds' Statements of Operations for the period ended November 30, 2025, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(1,707,558)	$2,136,442
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	2,852,723	(8,397,204)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(5,211,708)	(275,760)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	508,519	686,129
		$(3,558,024)	$(5,850,393)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(187,995)	$278,236
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	258,163	(754,506)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(193,726)	92,593
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	3,832	16,292
		$(119,726)	$(367,385)
Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	$(444,664)	$(188,834)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(154,510)	307,863
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	55,713	30,795
		$(543,461)	$149,824

Volume of derivative instruments held by the Funds during the period ended November 30, 2025, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	$74,474,112
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(38,222,805)
Purchased Option Contracts	Contracts	36,173
Written Option Contracts	Contracts	(5,748)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	$5,172,557
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(4,865,306)
Purchased Option Contracts	Contracts	716
Written Option Contracts	Contracts	(126)
Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	$7,112,965
Purchased Option Contracts	Contracts	562
Written Option Contracts	Contracts	(31)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early

Semi-Annual Report | November 30, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2025. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2025:

Arbitrage Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$185,421	$(185,421)	$—	$—	$—	$—
Total	$185,421	$(185,421)	$—	$—	$—	$—
	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$529,530	$(185,421)	$344,109	$(344,109)	$—	$—
Total	$529,530	$(185,421)	$344,109	$(344,109)	$—	$—

Event-Driven Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$18,682	$(18,682)	$—	$—	$—	$—
Total	$18,682	$(18,682)	$—	$—	$—	$—
	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$35,988	$(18,682)	$17,306	$(17,306)	$—	$—
Total	$35,988	$(18,682)	$17,306	$(17,306)	$—	$—

Credit Opportunities Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$56,473	$(56,473)	$—	$—	$56,473	$—
Total	$56,473	$(56,473)	$—	$—	$56,473	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income on an accrual basis. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event-Driven Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2025, cash held by the Funds represented cash held at a third-party custodian.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2025. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2025, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$920,028,853	$76,381,996	$102,292,324
Sales and Maturities	681,913,307	75,106,963	117,772,230

4. LINE OF CREDIT

The Trust, on behalf of the Funds, has entered into an agreement which enables the Funds to participate in a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line") with State Street Bank and Trust Company (the "Custodian"). Borrowings under the Uncommitted Line are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. The Uncommitted Line has an upfront fee of $30,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. Such fees are included in the custodian bank and service fees on the Statements of Operations. Interest on the Uncommitted Line is charged to the Funds based on their borrowing at a rate equal to the higher of (a) the federal funds rate plus 1.35% and (b) the overnight bank funding rate plus 1.35%. For purposes of calculating the effective interest rate, if the federal funds rate or the overnight bank funding rate shall be less than zero, then such rate shall be deemed to be zero.

For the six months ended November 30, 2025, the Event-Driven Fund and the Credit Opportunities Fund had average borrowings of $1,200,000 and $2,700,000, respectively, over a period of 5 days and 1 day, respectively, at a weighted average interest rate of 5.27% and 5.22%, respectively. Interest expense on the line of credit for the Event-Driven Fund and the Credit Opportunities Fund during the six months ended November 30, 2025 is shown as line of credit interest expense on the Statements of Operations. The Funds had no outstanding borrowings at November 30, 2025.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under each of the Investment Advisory Agreements, fees are computed and accrued daily and paid monthly. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million, and 1.00% on its average daily net assets in excess of $500 million. Effective November 1, 2019, the Event-Driven Fund pays the Adviser an annual fee of 1.10% based on the Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund pays the Adviser an annual fee of 0.95% on the first $250 million, 0.90% on the next $500 million, and 0.85% on its average daily net assets in excess of $750 million.

Under an Amended and Restated Expense Waiver and Reimbursement Agreement for each of the Funds, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities)

Semi-Annual Report | November 30, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below. The agreement remains in effect until September 30, 2025, unless terminated earlier by the Board.

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.23%
Class I	1.44%	1.44%	0.98%
Class C	2.44%	N/A	N/A
Class A	1.69%	1.69%	1.23%

The Adviser agreed not to charge the Arbitrage Fund an advisory fee on the portion of its assets invested in the Event-Driven Fund. This resulted in $545,942 of advisory fees being waived during the six months ended November 30, 2025.

For the six months ended November 30, 2025, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund was 1.06%, 0.88% and 0.60%, respectively.

The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Event-Driven Fund, any waived amount from a Fund pursuant to the Amended and Restated Expense Waiver and Reimbursement Agreements if such recapture does not cause the Fund to exceed the expense limitations in effect at the time the amounts were waived, the recapture does not cause the Fund to exceed the current expense limitation, and the recapture is done within three years after the date on which the expense was waived. There were no amounts recaptured during the six months ended November 30, 2025 for the Funds.

As of November 30, 2025, the balances of waived expenses that are eligible for potential recapture for each Fund are as follows:

	Expiring May 31, 2026	Expiring May 31, 2027	Expiring May 31, 2028	Total
Event-Driven Fund
Class R	$—	$800	$3,216	$4,016
Class I	—	19,280	106,759	126,039
Class A	—	323	2,075	2,398
Credit Opportunities Fund
Class R	$27,239	$20,681	$25,428	$73,348
Class I	360,425	440,108	506,200	1,306,733
Class A	241	245	264	750

Administration Agreement

State Street Bank and Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, as applicable, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay the 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2025, the Arbitrage Fund's Class R shares and Class A shares incurred $32,733 and $26,927 in distribution expenses, respectively, and Class C shares incurred $21,639 in distribution and shareholder support expenses, all of which were used to compensate broker-dealers. During the six months ended November 30, 2025, the Event-Driven Fund's Class R shares and Class A shares incurred $1,543 and $1,408 in distribution expenses, respectively, all of which were used to compensate broker-dealers. During the six months ended November 30, 2025, the Credit Opportunities Fund's Class R shares and Class A shares incurred $5,592 and $78 in distribution expenses, respectively, all of which were used to compensate broker-dealers.

Chief Compliance Officer

The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Trust pays a portion of the CCO's compensation as approved by the Board. Information related to the CCO Fees can be found in the Funds' Statements of Operations.

Chief Financial Officer

Foreside Management Services, LLC ("Foreside", d/b/a ACA Group) provides Chief Financial Officer ("CFO") services to the Trust. Foreside is compensated by the Trust under a Fund CFO/Treasurer Agreement.

On November 18, 2025, the Board appointed Jonathon Hickey, Treasurer of the Trust and Senior Managing Partner and Chief Operating Officer of the Adviser, as the Funds' CFO effective February 10, 2026. Consequently, Foreside will cease providing CFO services to the Trust as of the same date.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Transfer Agent and Shareholder Services Agreement

SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS," formerly known as DST Systems, Inc.) is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

6. RELATED PARTIES

The Adviser is a related party of the Funds and certain officers of the Trust are also officers of the Adviser. Fees payable to related parties are disclosed in Note 5 and accrued amounts are disclosed in the Statements of Operations.

7. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2025 follows:

Affiliated Issuer	Beginning Value as of May 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of November 30, 2025	Shares as of November 30, 2025	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund, Class I	$34,785,955	$—	$2,873,124	$859,972	$827,384	$33,600,187	2,618,877	$—	$—

At November 30, 2025, Arbitrage Fund, an affiliated fund, owned 59.19% of Event-Driven Fund's shares.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	88,750	$1,202,846	247,369	$3,211,464
Shares issued in reinvestment of distributions	—	—	20,931	267,921
Payments for shares redeemed	(398,145)	(5,412,660)	(906,810)	(11,748,873)
Net decrease	(309,395)	$(4,209,814)	(638,510)	$(8,269,488)
Arbitrage Fund - Class I
Proceeds from shares sold	3,408,099	$48,195,747	11,979,607	$162,308,667
Shares issued in reinvestment of distributions	—	—	644,268	8,588,086
Payments for shares redeemed	(3,442,968)	(48,685,194)	(30,812,838)	(417,924,574)
Net decrease	(34,869)	$(489,447)	(18,188,963)	$(247,027,821)
Arbitrage Fund - Class C
Proceeds from shares sold	268	$3,300	13,324	$159,693
Shares issued in reinvestment of distributions	—	—	1,926	22,631
Payments for shares redeemed	(86,996)	(1,078,901)	(181,457)	(2,144,746)
Net decrease	(86,728)	$(1,075,601)	(166,207)	$(1,962,422)
Arbitrage Fund - Class A
Proceeds from shares sold	234,122	$3,172,471	169,641	$2,193,571
Shares issued in reinvestment of distributions	—	—	8,831	112,682
Payments for shares redeemed	(309,621)	(4,195,251)	(490,237)	(6,358,657)
Net decrease	(75,499)	$(1,022,780)	(311,765)	$(4,052,404)
Event-Driven Fund - Class R
Proceeds from shares sold	13,717	$170,034	9,594	$113,351
Payments for shares redeemed	(30,709)	(380,228)	(297,053)	(3,482,659)
Net decrease	(16,992)	$(210,194)	(287,459)	$(3,369,308)

Semi-Annual Report | November 30, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

	Six Months Ended November 30, 2025 (Unaudited)		Year Ended May 31, 2025
Event-Driven Fund - Class I	Shares	Value	Shares	Value
Proceeds from shares sold	24,072	$301,941	349,783	$4,158,073
Shares issued in reinvestment of distributions	—	—	10,978	129,324
Payments for shares redeemed	(294,205)	(3,739,276)	(2,230,972)	(26,445,070)
Net decrease	(270,133)	$(3,437,335)	(1,870,211)	$(22,157,673)
Event-Driven Fund - Class A
Proceeds from shares sold	2,568	$31,665	912	$10,892
Payments for shares redeemed	(61,102)	(763,454)	(39,658)	(454,488)
Net decrease	(58,534)	$(731,789)	(38,746)	$(443,596)
Credit Opportunities Fund - Class R
Proceeds from shares sold	61,816	$610,548	192,898	$1,890,029
Shares issued in reinvestment of distributions	8,898	87,896	28,986	284,306
Payments for shares redeemed	(179,500)	(1,772,269)	(393,563)	(3,869,534)
Net decrease	(108,786)	$(1,073,825)	(171,679)	$(1,695,199)
Credit Opportunities Fund - Class I
Proceeds from shares sold	1,623,980	$15,960,486	5,630,025	$55,144,023
Shares issued in reinvestment of distributions	268,253	2,637,436	446,961	4,365,285
Payments for shares redeemed	(2,526,204)	(24,829,043)	(3,779,821)	(36,940,224)
Net increase/(decrease)	(633,971)	$(6,231,121)	2,297,165	$22,569,084
Credit Opportunities Fund - Class A
Proceeds from shares sold	985	$9,675	515	$5,000
Shares issued in reinvestment of distributions	119	1,171	300	2,927
Payments for shares redeemed	(2,432)	(23,932)	(1,042)	(10,167)
Net decrease	(1,328)	$(13,086)	(227)	$(2,240)

10. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

11. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower collateral equal in value to 102% of the securities on loan in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

The securities lending agent monitors to ensure that securities on loan, if any, are fully collateralized and the collateral is equal to or exceeds the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2025, if any, is net of fees retained by the securities lending agent and is reflected as securities lending income in the Statements of Operations. There were no securities loaned during the period ended November 30, 2025.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

12. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to gains and losses on activity and due to utilization of earnings and profits on shareholder redemptions and overdistribution. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Arbitrage Fund	$(1,500,819)	$1,500,819
Event-Driven Fund	—	(—)
Credit Opportunities Fund	38,205	(38,205)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2025 and May 31, 2024 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2025	$8,775,942	$1,893,584	$10,669,526
	5/31/2024	20,646,330	—	20,646,330
Event-Driven Fund	5/31/2025	$130,283	$—	$130,283
	5/31/2024	792,036	—	792,036
Credit Opportunities Fund	5/31/2025	$6,287,756	$—	$6,287,756
	5/31/2024	6,330,951	—	6,330,951

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Undistributed ordinary income	$13,044,736	$266,263	$—
Accumulated capital gains/losses	—	—	—
Unrealized appreciation/(depreciation)	16,732,661	525,344	275,602
Capital loss carryover and late year ordinary loss deferrals	—	(32,137,027)	(4,130,054)
Other Temporary Differences	(114,583)	(15,010)	(175,340)
Total distributable earnings (accumulated loss)	$29,662,814	$(31,360,430)	$(4,029,792)

As of November 30, 2025, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$29,055,210	$11,784,236	$17,270,974	$660,232,858
Event-Driven Fund	1,447,037	1,062,124	384,913	50,626,138
Credit Opportunities Fund	3,771,054	1,680,748	2,090,306	133,768,246

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to dividends related to non-real estate investment trust adjustments, passive foreign investment companies, wash sales, straddle loss deferrals, premium amortization, constructive gains and constructive sales adjustments, partnership basis adjustments and forward contracts mark to market.

Capital Losses

As of May 31, 2025, the Event-Driven Fund had $23,198,470 of short term and $8,938,557 of long term capital loss carryforwards and the Credit Opportunities Fund had $4,130,054 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Event-Driven Fund utilized $1,034,526 of capital loss carryforwards during the year ended May 31, 2025 respectively.

Semi-Annual Report | November 30, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2025 (Unaudited)

Late Year Losses

Under current tax rules, regulated investment companies can elect to treat certain late year ordinary losses incurred and post October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of May 31, 2025, the Funds did not elect to defer current year post October losses.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures ("ASU 2023-09"). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Management is currently assessing the impact this ASU will have on the Funds' financial statements as well as the method by which the new standard will be adopted. The Adviser does not expect the guidance to have a material impact to the financial statements.

14. OPERATING SEGMENTS

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds' financial positions or results of operations. Each Fund operates as a single operating segment, which is an investment portfolio. The Adviser's Co-Chief Investment Officers together serve as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

15. SUBSEQUENT EVENTS

On November 18, 2025, the Board appointed Jonathon Hickey, Treasurer of the Trust and Senior Managing Partner and Chief Operating Officer of the Adviser, as the Funds' CFO effective February 10, 2026. Consequently, Foreside will cease providing CFO services to the Trust as of the same date.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Other Information

November 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

Not applicable.

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Remuneration Paid to Directors, Officers, and Others of Open-end Investment Companies is included as part of the Financial Statements under the heading "Statement of Operations."

Statement Regarding the Basis for the Board's Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

Not applicable.

Semi-Annual Report | November 30, 2025

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

104 Fifth Avenue, 9th Floor

New York, NY 10011

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

SS&C GIDS

430 West 7th Street

Kansas City, MO 64105

Custodian

State Street Bank and
Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “Statements of Operations” under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to semi-annual report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2026

By:	/s/ Thomas Perugini
Thomas Perugini
Chief Financial Officer (Principal Financial Officer)

Date:	February 5, 2026